GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary Of Carrying Amount Of Goodwill

The change in the carrying amount of goodwill by reporting unit is as follows:

	Acquisition of
	Guohebing	Kunlunjiexin	Zhuge Inc.	Total
	RMB(000)	RMB(000)	RMB(000)	RMB(000)
Balance as of December 31, 2020	-	-	-	-
Additions	147,001	19,222	104,674	270,897
Impairment	(82,467)	(19,222)	(47,403)	(149,092)
Balance as of December 31, 2021	64,534	-	57,271	121,805